Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP
Transamerica BlackRock iShares Edge 40 VP
Transamerica BlackRock iShares Edge 50 VP
Transamerica BlackRock iShares Edge 75 VP
Transamerica BlackRock iShares Edge 100 VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective immediately, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the above-named portfolios.
* * *
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.49%	0.49%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses[2]	0.03%	0.03%
Acquired fund fees and expenses[3,4]	0.15%	0.15%
Total annual fund operating expenses	0.67%	0.92%
Fee waiver and/or expense reimbursement[5]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.62%	0.87%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
[3]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[4]	Acquired fund fees and expenses have been restated for the current fiscal year.
[5]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

* * *
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.50%	0.50%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses[2]	0.03%	0.03%
Acquired fund fees and expenses[3,4]	0.16%	0.16%
Total annual fund operating expenses	0.69%	0.94%
Fee waiver and/or expense reimbursement[5]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%	0.89%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
[3]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[4]	Acquired fund fees and expenses have been restated for the current fiscal year.
[5]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

* * *
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.50%	0.50%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses[2,3]	0.12%	0.12%
Total annual fund operating expenses	0.65%	0.90%
Fee waiver and/or expense reimbursement[4]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.85%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[3]	Acquired fund fees and expenses have been restated for the current fiscal year.
[4]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

* * *
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.50%	0.50%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses[2,3]	0.16%	0.16%
Total annual fund operating expenses	0.69%	0.94%
Fee waiver and/or expense reimbursement[4]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%	0.89%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[3]	Acquired fund fees and expenses have been restated for the current fiscal year.
[4]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

* * *
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.49%	0.49%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses[2,3]	0.14%	0.14%
Total annual fund operating expenses	0.65%	0.90%
Fee waiver and/or expense reimbursement[4]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.85%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[3]	Acquired fund fees and expenses have been restated for the current fiscal year.
[4]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

* * *
Transamerica BlackRock iShares Edge 40 VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees	0.30%	0.30%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses	0.04%	0.04%
Acquired fund fees and expenses[1]	0.10%	0.10%
Total annual fund operating expenses	0.44%	0.69%
Fee waiver and/or expense reimbursement[2]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.39%	0.64%
[1]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[2]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

* * *
Transamerica BlackRock iShares Edge 50 VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Service
Management fees	0.30%
Distribution and service (12b‑1) fees	0.25%
Other expenses	0.03%
Acquired fund fees and expenses[1]	0.11%
Total annual fund operating expenses	0.69%
Fee waiver and/or expense reimbursement[2]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%
[1]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[2]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

* * *
Transamerica BlackRock iShares Edge 75 VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Service
Management fees	0.30%
Distribution and service (12b‑1) fees	0.25%
Other expenses	0.04%
Acquired fund fees and expenses[1]	0.14%
Total annual fund operating expenses	0.73%
Fee waiver and/or expense reimbursement[2]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.68%
[1]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[2]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

* * *
Transamerica BlackRock iShares Edge 100 VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Service
Management fees	0.30%
Distribution and service (12b‑1) fees	0.25%
Other expenses	0.06%
Acquired fund fees and expenses[1]	0.17%
Total annual fund operating expenses	0.78%
Fee waiver and/or expense reimbursement[2]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.73%
[1]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[2]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Legg Mason Dynamic Allocation - Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.Acquired fund fees and expenses have been restated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective immediately, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the above-named portfolios.
* * *
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.49%	0.49%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses[2]	0.03%	0.03%
Acquired fund fees and expenses[3,4]	0.15%	0.15%
Total annual fund operating expenses	0.67%	0.92%
Fee waiver and/or expense reimbursement[5]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.62%	0.87%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
[3]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[4]	Acquired fund fees and expenses have been restated for the current fiscal year.
[5]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Legg Mason Dynamic Allocation - Balanced VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[3],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.62%
Transamerica Legg Mason Dynamic Allocation - Balanced VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[3],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.87%
Transamerica Legg Mason Dynamic Allocation - Growth VP
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.Acquired fund fees and expenses have been restated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective immediately, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the above-named portfolios.
* * *
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.50%	0.50%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses[2]	0.03%	0.03%
Acquired fund fees and expenses[3,4]	0.16%	0.16%
Total annual fund operating expenses	0.69%	0.94%
Fee waiver and/or expense reimbursement[5]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%	0.89%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
[3]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[4]	Acquired fund fees and expenses have been restated for the current fiscal year.
[5]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Legg Mason Dynamic Allocation - Growth VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%	[6]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[8],[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[10]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.64%
Transamerica Legg Mason Dynamic Allocation - Growth VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%	[6]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[8],[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[10]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%
Transamerica QS Investors Active Asset Allocation - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.Acquired fund fees and expenses have been restated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective immediately, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the above-named portfolios.
* * *
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.50%	0.50%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses[2,3]	0.12%	0.12%
Total annual fund operating expenses	0.65%	0.90%
Fee waiver and/or expense reimbursement[4]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.85%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[3]	Acquired fund fees and expenses have been restated for the current fiscal year.
[4]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica QS Investors Active Asset Allocation - Conservative VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%	[11]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[12],[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[14]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%
Transamerica QS Investors Active Asset Allocation - Conservative VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%	[11]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[12],[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[14]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%
Transamerica QS Investors Active Asset Allocation - Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.Acquired fund fees and expenses have been restated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective immediately, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the above-named portfolios.
* * *
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.50%	0.50%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses[2,3]	0.16%	0.16%
Total annual fund operating expenses	0.69%	0.94%
Fee waiver and/or expense reimbursement[4]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%	0.89%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[3]	Acquired fund fees and expenses have been restated for the current fiscal year.
[4]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica QS Investors Active Asset Allocation - Moderate Growth VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%	[15]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[16],[17]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[18]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.64%
Transamerica QS Investors Active Asset Allocation - Moderate Growth VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%	[15]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[16],[17]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[18]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%
Transamerica QS Investors Active Asset Allocation - Moderate VP
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.Acquired fund fees and expenses have been restated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective immediately, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the above-named portfolios.
* * *
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.49%	0.49%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses[2,3]	0.14%	0.14%
Total annual fund operating expenses	0.65%	0.90%
Fee waiver and/or expense reimbursement[4]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.85%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[3]	Acquired fund fees and expenses have been restated for the current fiscal year.
[4]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.

* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica QS Investors Active Asset Allocation - Moderate VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.49%	[19]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[20],[21]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[22]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%
Transamerica QS Investors Active Asset Allocation - Moderate VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.49%	[19]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[20],[21]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[22]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%
Transamerica BlackRock iShares Edge 40 VP
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica BlackRock iShares Edge 40 VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective immediately, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the above-named portfolios.
* * *
Transamerica BlackRock iShares Edge 40 VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees	0.30%	0.30%
Distribution and service (12b‑1) fees	0.00%	0.25%
Other expenses	0.04%	0.04%
Acquired fund fees and expenses[1]	0.10%	0.10%
Total annual fund operating expenses	0.44%	0.69%
Fee waiver and/or expense reimbursement[2]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.39%	0.64%
[1]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[2]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica BlackRock iShares Edge 40 VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[23]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.44%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[24]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.39%
Transamerica BlackRock iShares Edge 40 VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[23]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[24]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.64%
Transamerica BlackRock iShares Edge 50 VP
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica BlackRock iShares Edge 50 VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective immediately, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the above-named portfolios.
* * *
Transamerica BlackRock iShares Edge 50 VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Service
Management fees	0.30%
Distribution and service (12b‑1) fees	0.25%
Other expenses	0.03%
Acquired fund fees and expenses[1]	0.11%
Total annual fund operating expenses	0.69%
Fee waiver and/or expense reimbursement[2]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%
[1]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[2]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica BlackRock iShares Edge 50 VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[25]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[26]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.64%
Transamerica BlackRock iShares Edge 75 VP
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica BlackRock iShares Edge 75 VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective immediately, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the above-named portfolios.
* * *
Transamerica BlackRock iShares Edge 75 VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Service
Management fees	0.30%
Distribution and service (12b‑1) fees	0.25%
Other expenses	0.04%
Acquired fund fees and expenses[1]	0.14%
Total annual fund operating expenses	0.73%
Fee waiver and/or expense reimbursement[2]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.68%
[1]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[2]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica BlackRock iShares Edge 75 VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[27]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[28]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.68%
Transamerica BlackRock iShares Edge 100 VP
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica BlackRock iShares Edge 100 VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective immediately, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the above-named portfolios.
* * *
Transamerica BlackRock iShares Edge 100 VP
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus with respect to the portfolio is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Service
Management fees	0.30%
Distribution and service (12b‑1) fees	0.25%
Other expenses	0.06%
Acquired fund fees and expenses[1]	0.17%
Total annual fund operating expenses	0.78%
Fee waiver and/or expense reimbursement[2]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.73%
[1]
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

[2]
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica BlackRock iShares Edge 100 VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[29]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[30]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.73%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[2]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
[3]	Acquired fund fees and expenses have been restated for the current fiscal year.
[4]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[5]	The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.
[6]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[7]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
[8]	Acquired fund fees and expenses have been restated for the current fiscal year.
[9]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[10]	The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.
[11]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[12]	Acquired fund fees and expenses have been restated for the current fiscal year.
[13]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[14]	The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.
[15]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[16]	Acquired fund fees and expenses have been restated for the current fiscal year.
[17]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[18]	The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.
[19]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2021.
[20]	Acquired fund fees and expenses have been restated for the current fiscal year.
[21]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[22]	The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are based on estimates for the current fiscal year and such waivers are not subject to recapture by TAM.
[23]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[24]	The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.
[25]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[26]	The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.
[27]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[28]	The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.
[29]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[30]	The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2022, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for the portfolio for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.